American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

ULTRA FUND

Supplement dated August 16, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 11.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

STEVE LURITO

Mr. Lurito, Senior Vice President and Chief Investment Officer, U.S. Growth
Equity, has been a member of the team that manages the fund since August 2007.
He joined American Century in July 2007. From April 2006 to June 2007, he was
the chief investment officer at MUUS Asset Management. From March 2004 to
January 2006, he was the director of small cap research, senior portfolio manager and managing director at Forstmann Leff Associates. From January 2002 to
December 2003, he was president at Arlington Capital Management. He has a bachelor's degree from University of Virginia in Charlottesville and an MBA from
Wharton School of Business, University of Pennsylvania.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages the fund since June 2006. He joined American Century in July 1996 and became a portfolio manager in February 2000. He has a bachelor's degree in business administration from Southern Methodist University and an MBA from
Wharton School of Business, University of Pennsylvania. He is a CFA
charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56412 0708

American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND *
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND *
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND * NEW
OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND * SELECT FUND *
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA® FUND * VEEDOT® FUND
* VISTA(SM) FUND

Supplement dated August 16, 2007 * Statement of Additional Information dated
March 1, 2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRY FOR ULTRA ON PAGE 62.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
                                                     OTHER POOLED         OTHER ACCOUNTS (E.G.,
                             REGISTERED INVESTMENT   INVESTMENT VEHICLES  SEPARATE ACCOUNTS
                             COMPANIES (E.G., OTHER  (E.G., COMMINGLED    AND CORPORATE
                             AMERICAN CENTURY FUNDS  TRUSTS AND           ACCOUNTS INCLUDING
                             AND AMERICAN CENTURY -  529 EDUCATION        INCUBATION STRATEGIES
                             SUBADVISED FUNDS)       SAVINGS PLANS)       AND CORPORATE MONEY)
-----------------------------------------------------------------------------------------------
Ultra
Fund
-----------------------------------------------------------------------------------------------
Steve      Number of Other   2                       0                    0
Lurito(1)  Accounts Managed
-----------------------------------------------------------------------------------------------
           Assets in Other   $1,362,405,682          N/A                  N/A
           Accounts Managed
-----------------------------------------------------------------------------------------------
Tom        Number of Other   3                       0                    0
Telford    Accounts Managed
-----------------------------------------------------------------------------------------------
           Assets in Other   $1,775,857,074          N/A                  N/A
           Accounts Managed
-----------------------------------------------------------------------------------------------

(1)  MR. LURITO BECAME A PORTFOLIO MANAGER FOR THE FUND ON AUGUST 6, 2007.
     INFORMATION IS PROVIDED AS OF AUGUST 10, 2007.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES ENTRY FOR ULTRA ON PAGE 65.

OWNERSHIP OF SECURITIES             AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
  Steve Lurito(1)                     C
--------------------------------------------------------------------------------
  Tom Telford                         E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. LURITO BECAME A PORTFOLIO MANAGER FOR THE FUND ON AUGUST 6, 2007.
     INFORMATION IS PROVIDED AS OF AUGUST 10, 2007.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56413 0708